WARRANTS	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
WARRANTS [Text Block]

NOTE 8.        WARRANTS

The warrants were issued in conjunction with certain common stock offerings and no warrant expense was recognized during the three months ended October 31, 2014. For the year ended April 30, 2014 the company issued 1,100,000 warrants. The warrants expire in two years. As at October 31, 2014 no warrants had expired. The warrants had $0.20 intrinsic value at October 31, 2014.

The following table summarizes the stock purchase warrants at October 31, 2014.

		Weighted
		Average	Weighted
	Number	Remaining	Average	Actual	Weighted
Exercise	of Warrants	Contractual	Exercise	Number	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$1.00	1,1,00,000	1.50	$1.00	1,100,000	$1.00
	1,100,000	1.50	$1.00	1,100,000	$1.00

Transactions involving the Company’s warrants issuance are summarized as follows:

Weighted
	Number of	Average Price
	Warrants	Per Share
Outstanding at April 30, 2014	1,100,000	$1.00
Granted	-	-
Exercised	-	-
Cancel or expired	-	-
Outstanding at October 31, 2014	1,100,000	$1.00

All warrants will expire by May 16, 2015.

NOTE 8.        WARRANTS

The warrants were issued in conjunction with certain common stock offerings and no warrant expense was during the nine months ended April 30, 2014. For the year ended April 30, 2014 issued 1,100,000 warrants. Warrants expire in two years. As April 30, 2014 no warrants had expired. The warrants had $0.20 intrinsic value at April 30, 2014.

The following table summarizes the stock purchase warrants at April 30, 2014.

		Weighted
		Average	Weighted
	Number	Remaining	Average	Actual	Weighted
Exercise	of Warrants	Contractual	Exercise	Number	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$1.00	1,1,00,000	1.50	$1.00	1,100,000	$1.00
	1,100,000	1.50	$1.00	1,100,000	$1.00

Transactions involving the Company’s warrants issuance are summarized as follows:

Weighted
	Number of	Average Price
	Warrants	Per Share
Outstanding at April 30, 2013	-	-
Granted	1,100,000	$1.00
Exercised	-	-
Cancel or expired	-	-
Outstanding at April 30, 2014	1,100,000	$1.00

All warrants will expire by May 16, 2014.